                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:                    811-5951

Exact name of registrant as specified in charter:      Special Money Market
                                                       Fund, Inc.

Address of principal executive offices:                Gateway Center 3
                                                       100 Mulberry Street
                                                       Newark, New Jersey 07102

Name and address of agent for service:                 Jonathan Shain
                                                       Gateway Center 3
                                                       100 Mulberry Street
                                                       Newark, New Jersey 07102

Registrant's telephone number, including area code:    973-802-6469

Date of fiscal year end:                               June 30, 2003

Date of reporting period:                              June 30, 2003

Item 1 -- Reports to Stockholders

ANNUAL REPORT
JUNE 30, 2003

Special Money Market Fund, Inc.

FUND TYPE
Money market

OBJECTIVE
High current income consistent with the
preservation of principal and liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

Special Money Market Fund, Inc.

Performance at a Glance

FUND OBJECTIVE
The Special Money Market Fund, Inc. (the Fund) seeks high current income consistent with the preservation of principal and liquidity. There can be no assurance that the Fund will achieve its investment objective.

Money Market Fund Yield Comparison

                             [LINE GRAPH OMITTED]

Past performance is not indicative of future results. The graph portrays weekly 7-day current yields for Special Money Market Fund, Inc.--Class B/C shares and the iMoneyNet, Inc. Taxable Prime Retail Average every Tuesday from June 25, 2002 to June 24, 2003, the closest dates to the beginning and end of our reporting period. The data portrayed at the end of the reporting period in the graph may not match the data portrayed in the Fund Facts table as of June 30, 2003.

Annual Report      June 30, 2003

Fund Facts                                               As of 6/30/03

                     7-Day        Net Asset      Weighted Avg.    Net Assets
                  Current Yield  Value (NAV)    Maturity (WAM)    (Millions)
Class A              0.06%         $1.00            66 Days         $  3
Class B*             0.18%         $1.00            66 Days         $  6
Class C*             0.18%         $1.00            66 Days         $  2
Class B/C*           0.18%         $1.00            66 Days         $193
Class Z*             0.18%         $1.00            66 Days         $  3
iMoneyNet, Inc.
Taxable Prime
Retail Avg.**        0.48%          N/A             58 Days           N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

*Class B, Class C, Class B/C, and Class Z shares are not subject to distribution and service (12b-1) fees.

**iMoneyNet, Inc. reports a 7-day current yield and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Taxable Prime Retail Average category as of June 24, 2003, the closest date to the end of our reporting period.

Weighted Average Maturity Comparison

                             [LINE GRAPH OMITTED]

Past performance is not indicative of future results. The graph portrays weekly WAMs for Special Money Market Fund, Inc. and the iMoneyNet, Inc. Taxable Prime Retail Average every Tuesday from June 25, 2002 to June 24, 2003, the closest dates to the beginning and end of our reporting period. The data portrayed at the end of the reporting period in the graph may not match the data portrayed in the Fund Facts table as of June 30, 2003.

                                                 August 15, 2003

DEAR SHAREHOLDER,

Developments in the United States and abroad encouraged large swings in the value of stocks and a trend toward lower interest rates that drove impressive gains in bonds during the 12-month reporting period of the Fund. In this volatile investment environment, money market funds remained a comparatively safe haven for many investors, even though their yields declined toward record low levels.

Market conditions may remain challenging, but regardless of the future direction of stocks and bonds, it is important to remember that a wise investor plans today for tomorrow's needs. Current market activity should have little impact on planning for your long-term investment goals. Whether you are investing for your retirement, your children's education, or some other purpose, a diversified asset allocation strategy is a disciplined approach to investing that may help you make more consistent progress toward your goals.

We recommend that you develop a personal asset allocation strategy in consultation with a financial professional who knows you, who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. Your financial professional can help you choose the appropriate funds to implement your strategy.

On the following pages the Special Money Market Fund's management team explains conditions in the money markets and the Fund's performance. I was named president of the Fund in March 2003. As always, thank you for your continued confidence in our mutual funds. We look forward to serving your future investment needs.


Sincerely,

Judy A. Rice, President
Special Money Market Fund, Inc.

Special Money Market Fund, Inc.

Annual Report      June 30, 2003

INVESTMENT ADVISER'S REPORT
MARKET OVERVIEW AND PERFORMANCE SUMMARY

Interest rates generally declined during our fiscal year that began July 1, 2002 amid a climate of economic uncertainty in the United States. Early in the reporting period, accounting scandals at certain U.S. firms pressured stock prices and undermined consumer confidence in the economy. As the reporting period continued, there were concerns about the United States' involvement in a war in Iraq, high oil prices, and other geopolitical matters.

The Federal Reserve (the Fed) reduced the federal funds rate in November 2002 and June 2003 in an effort to stimulate economic growth. The Fed cut its target for the overnight bank lending rate by a total of three-quarters of a percentage point to 1.00%, the lowest level in many years. Meanwhile, the average seven-day compound yield for taxable money market funds reached very low levels late in the reporting period.

In this declining-interest-rate environment, we tried to maximize interest income in the Fund by investing in a diversified portfolio of high-quality debt securities. Our portfolio consisted of longer-term money market securities that tend to offer relatively higher yields, and shorter-term securities that we believed provided a degree of flexibility to the Fund. Proceeds of the shorter-term securities were readily available to invest during brief intervals when interest rates temporarily edged higher.
The Fund's net asset value (NAV) remained at $1.00 per share throughout its fiscal year.

INVESTING AMID HISTORICALLY LOW RATES
We positioned the Fund's weighted average maturity (WAM) shorter than its competitive average early in our reporting period. (WAM, expressed in days, takes into account the maturity and quantity of each security held in a portfolio. It indicates a portfolio's sensitivity to changes in interest rates.) However, we began to lengthen the WAM later in 2002 by investing in corporate securities that mature in one year to lock in their yields.

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Special Money Market Fund, Inc.

Annual Report      June 30, 2003

In 2003 we altered our strategy as yields continued to fall and the money market yield curve inverted. We generally bought securities that matured in two or three months in an effort to position the Fund's WAM more in line with its competitive average.

IMPACT OF SECTOR SELECTION ON THE FUND
One sector that we believed had value was federal agency securities, particularly those scheduled to mature in 13 months that could be retired early (or called) by their issuers in three months. These callable securities featured attractive yields to compensate investors for this early maturity option. Although many federal agency securities were called as interest rates slid progressively lower, they benefited the Fund by providing incremental yield during the time they were held in the portfolio.

The Fund owns adjustable-rate securities whose rates are reset monthly or quarterly. If economic growth eventually accelerates in 2003 and money market yields begin to rise, we believe these securities will enhance the Fund's interest income as their rates reset to higher levels.


Special Money Market Fund Management Team

     4

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       Special Money Market Fund, Inc.       Money Market Series
             Portfolio of Investments as of June 30, 2003

Principal
Amount
(000)         Description                                             Value (Note 1)
------------------------------------------------------------------------------------------
Bank Notes  18.8%
              American Express Centurion Bank
$     4,000   1.084%, 7/29/03(a)                                      $    3,999,669
              Bank One N.A.
     10,000   1.244%, 9/26/03(a)                                          10,006,242
              Chase Manhattan Corp.
      3,000   1.269%, 9/15/03(a)                                           3,000,778
              FleetBoston Financial Corp.
      9,265   1.43%, 7/14/03(a)                                            9,265,431
              JP Morgan Chase & Co.
      5,000   1.415%, 8/5/03(a)                                            5,003,740
      1,000   1.38%, 8/26/03(a)                                            1,000,313
              U.S. Bancorp
      1,675   5.875%, 11/1/03                                              1,700,054
              Wachovia Corp.
      4,500   6.625%, 6/15/04                                              4,733,145
                                                                      --------------
                                                                          38,709,372
-------------------------------------------------------------------------------------
Certificates of Deposit - Yankee  10.9%
              Banco Bilbao Vizcaya Argentaria
      4,000   1.165%, 7/16/03(a)                                           4,000,000
      5,000   1.30%, 7/16/03                                               5,000,000
      1,700   1.29%, 8/6/03                                                1,700,000
              BNP Paribas Grand Cayman
      3,759   1.375%, 7/1/03                                               3,759,000
              Dresdner Bank AG
      4,000   1.30%, 7/3/03(a)                                             4,000,000
              Royal Bank of Scotland PLC
      4,000   1.35%, 4/19/04                                               4,000,000
                                                                      --------------
                                                                          22,459,000
-------------------------------------------------------------------------------------
Commercial Paper  41.9%
              Aventis
      1,000   1.00%, 7/8/03                                                  999,806
              BASF Aktiengesellschaft
        991   1.03%, 7/30/03                                                 990,178

    See Notes to Financial Statements                                      5

       Special Money Market Fund, Inc.       Money Market Series
             Portfolio of Investments as of June 30, 2003 Cont'd.

Principal
Amount
(000)         Description                                             Value (Note 1)
------------------------------------------------------------------------------------------
              Cargill, Inc.
$     1,647   1.02%, 11/5/03                                          $    1,641,073
              Danske Corp.
      2,400   1.25%, 7/28/03                                               2,397,750
              Delaware Funding Corp.
      1,262   1.00%, 7/22/03                                               1,261,264
              Fleet Funding Corp.
        835   1.05%, 7/23/03                                                 834,464
              Forrestal Funding Trust
      4,443   1.03%, 7/21/03                                               4,440,458
      3,000   1.26%, 7/30/03                                               2,996,955
              Fortis Funding LLC
     10,000   1.08%, 7/18/03                                               9,994,900
              HBOS Treasury Services PLC
      2,705   1.05%, 9/23/03                                               2,698,373
              Intrepid Funding Trust
      3,000   1.00%, 7/31/03                                               2,997,500
              Market Street Funding Corp.
      6,000   1.11%, 7/21/03                                               5,996,300
              Nationwide Building Society
      5,000   1.05%, 9/23/03                                               4,987,750
              New Center Asset Trust
      5,000   1.27%, 8/29/03                                               4,989,593
              PB Finance Delaware, Inc.
      3,000   1.25%, 7/31/03                                               2,996,875
              Prudential PLC
     10,000   1.21%, 8/19/03                                               9,983,531
              San Paolo U.S. Financial Co.
      2,000   1.15%, 7/14/03                                               1,999,169
              Sony Global Treasury Services
      8,000   1.20%, 8/20/03                                               7,986,667
              Stadshypotek Delaware, Inc.
      3,454   1.03%, 8/12/03                                               3,449,849
              Swiss Re Financial Products Corp.
      5,587   1.26%, 7/22/03                                               5,582,893
      3,227   1.23%, 7/29/03                                               3,223,913
              Toyota Motor Credit Corp.
      1,010   1.04%, 11/25/03                                              1,005,711

    6                                      See Notes to Financial Statements

       Special Money Market Fund, Inc.       Money Market Series
             Portfolio of Investments as of June 30, 2003 Cont'd.

Principal
Amount
(000)         Description                                             Value (Note 1)
------------------------------------------------------------------------------------------
              Westpac Trust Securities Ltd.
$     1,900   1.05%, 7/29/03                                          $    1,898,448
      1,200   1.05%, 8/14/03                                               1,198,460
                                                                      --------------
                                                                          86,551,880
-------------------------------------------------------------------------------------
Other Corporate Obligations  29.1%
              American Express Credit Corp.
      2,000   1.349%, 7/7/03(a)                                            2,000,000
              Associates Corp. of North America
      1,475   5.50%, 8/15/03                                               1,511,839
              Caterpillar Financial Services Corp.
      1,000   1.46%, 8/4/03(a)                                             1,000,237
      2,200   7.34%, 9/30/03                                               2,232,670
              General Electric Capital Assurance Corp.
      2,000   1.1375%, 7/22/03(a)(b)
                 (cost $2,000,000; purchased 7/22/02)                      2,000,000
              General Electric Capital Corp.
      6,000   1.17%, 7/17/03(a)                                            6,000,000
              Goldman Sachs Group LP
      8,000   1.269%, 9/15/03(a)                                           8,000,000
              Merrill Lynch & Co., Inc.
      5,000   1.313%, 7/11/03(a)                                           5,000,000
      3,000   5.70%, 2/6/04                                                3,080,673
              Metropolitan Life Insurance Co.
      2,000   1.388%, 7/3/03(a)(b)
                 (cost $2,000,000; purchased 9/26/02)                      2,000,000
              Morgan Stanley
      5,000   1.28%, 7/15/03(a)                                            5,000,000
              Park Granada LLC
      1,286   1.05%, 7/21/03                                               1,285,250
      7,000   1.12%, 7/25/03                                               6,994,773
      1,147   1.31%, 7/28/03                                               1,145,873
              Toyota Motor Credit Corp.
      8,599   5.625%, 11/13/03                                             8,726,918
              Wal Mart Stores, Inc.
      1,040   7.50%, 5/15/04                                               1,097,453

    See Notes to Financial Statements                                      7

       Special Money Market Fund, Inc.       Money Market Series
             Portfolio of Investments as of June 30, 2003 Cont'd.

Principal
Amount
(000)         Description                                             Value (Note 1)
------------------------------------------------------------------------------------------
              Wells Fargo & Co.
$     3,000   7.25%, 7/14/03                                          $    3,006,301
                                                                      --------------
                                                                          60,081,987
-------------------------------------------------------------------------------------
U.S. Government Agency Obligation  2.4%
              Federal Home Loan Banks
      4,000   1.25%, 7/2/04                                                4,000,000
              Federal National Mortgage Assoc.
      1,000   5.625%, 5/14/04                                              1,038,316
                                                                      --------------
                                                                           5,038,316
                                                                      --------------
              Total Investments  103.1%
               (amortized cost $212,840,555)(c)                          212,840,555
              Liabilities in excess of other assets  (3.1%)               (6,431,068)
                                                                      --------------
              Net Assets 100%                                         $  206,409,487
                                                                      --------------
                                                                      --------------

------------------------------
(a) Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(b) Private placement restricted as to resale and does not have a readily available market; the aggregate cost of such securities is $4,000,000, and is approximately 1.9% of net assets.
(c) Federal income tax basis is the same as for financial reporting purposes.

    8                                      See Notes to Financial Statements

       Special Money Market Fund, Inc.       Money Market Series
             Portfolio of Investments as of June 30, 2003 Cont'd.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2003 was as follows:

Commercial Bank......................................................    39.2%
Bank Holding Companies-Domestic......................................    16.8
Security Brokers & Dealers...........................................    10.2
Life Insurance.......................................................     6.8
Asset-Backed Securities..............................................     6.3
Motor Vehicle........................................................     4.7
Fire, Marine, Casualty Insurance.....................................     4.3
Phone Records, Tape & Disk...........................................     3.9
Short-Term Business Credit...........................................     2.9
Federal Credit Agencies..............................................     2.4
Construction Machinery & Equipment...................................     1.6
Finance Services.....................................................     1.0
Grain Mills Products.................................................     0.8
Personal Credit......................................................     0.7
Chemicals & Allied Products..........................................     0.5
Pharmaceutical.......................................................     0.5
Variety Stores.......................................................     0.5
                                                                        -----
                                                                        103.1
Liabilities in excess of other assets................................    (3.1)
                                                                        -----
                                                                        100.0%
                                                                        -----
                                                                        -----

    See Notes to Financial Statements                                      9

       Special Money Market Fund, Inc.       Money Market Series
             Statement of Assets and Liabilities

                                                                  June 30, 2003
---------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market
value                                                             $ 212,840,555
Cash                                                                      3,154
Receivable for Series shares sold                                       874,210
Interest receivable                                                     486,460
Prepaid expenses                                                          4,316
                                                                -----------------
      Total assets                                                  214,208,695
                                                                -----------------
LIABILITIES
Payable for investments purchased                                     7,020,332
Payable for Series shares reacquired                                    530,459
Accrued expenses                                                        154,243
Management fee payable                                                   86,782
Dividends payable                                                         7,121
Distribution fee payable                                                    271
                                                                -----------------
      Total liabilities                                               7,799,208
                                                                -----------------
NET ASSETS                                                        $ 206,409,487
                                                                -----------------
                                                                -----------------
Net assets were comprised of:
      Common stock, $0.001 par value per share                    $     206,409
      Paid-in capital in excess of par                              206,203,078
                                                                -----------------
Net assets, June 30, 2003                                         $ 206,409,487
                                                                -----------------
                                                                -----------------

    10                                     See Notes to Financial Statements

       Special Money Market Fund, Inc.       Money Market Series
             Statement of Assets and Liabilities Cont'd.

                                                                  June 30, 2003
---------------------------------------------------------------------------------------
Class A:
   Net asset value, offering price and redemption price per
      share ($2,574,245 / 2,574,245 shares of common stock
      issued and outstanding)                                             $1.00
                                                                -----------------
                                                                -----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($6,007,678 / 6,007,678 shares of common stock
      issued and outstanding)                                             $1.00
                                                                -----------------
                                                                -----------------
Class C:
   Net asset value, offering price and redemption price per
      share ($2,182,762 / 2,182,762 shares of common stock
      issued and outstanding)                                             $1.00
                                                                -----------------
                                                                -----------------
Class B/C:
   Net asset value, offering price and redemption price per
      share ($193,129,763 / 193,129,763 shares of common
      stock issued and outstanding)                                       $1.00
                                                                -----------------
                                                                -----------------
Class Z:
   Net asset value, offering price and redemption price per
      share
      ($2,515,039 / 2,515,039 shares of common stock issued
      and outstanding)                                                    $1.00
                                                                -----------------
                                                                -----------------

    See Notes to Financial Statements                                     11

       Special Money Market Fund, Inc.       Money Market Series
             Statement of Operations

                                                                      Year
                                                                      Ended
                                                                  June 30, 2003
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest and discount earned                                    $ 3,972,993
                                                                -----------------
Expenses
   Management fee                                                    1,230,590
   Distribution fee--Class A                                             3,093
   Transfer agent's fees and expenses                                  331,000
   Custodian's fees and expenses                                        97,000
   Reports to shareholders                                              89,000
   Registration fees                                                    82,000
   Legal fees and expenses                                              48,000
   Audit fee                                                            27,000
   Directors' fees                                                       9,000
   Insurance expense                                                     4,000
   Miscellaneous                                                         3,389
                                                                -----------------
      Total expenses                                                 1,924,072
                                                                -----------------
Net investment income                                                2,048,921
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                             5,996
                                                                -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 2,054,917
                                                                -----------------
                                                                -----------------

    12                                     See Notes to Financial Statements

       Special Money Market Fund, Inc.       Money Market Series
             Statement of Changes in Net Assets

                                                        Year Ended June 30,
                                                   ------------------------------
                                                       2003             2002
---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                           $   2,048,921    $   5,240,214
   Net realized gain on investment transactions            5,996           32,513
                                                   -------------    -------------
   Net increase in net assets resulting from
      operations                                       2,054,917        5,272,727
                                                   -------------    -------------
Dividends and distributions to shareholders
   (Note 1)
   Class A                                               (16,465)         (39,290)
   Class B                                               (23,153)              --
   Class C                                                (9,756)              --
   Class B/C                                          (1,995,994)      (5,232,392)
   Class Z                                                (9,549)          (1,045)
                                                   -------------    -------------
                                                      (2,054,917)      (5,272,727)
                                                   -------------    -------------
Fund share transactions (at $1 per share)
   Proceeds from shares sold                         236,444,840      213,585,675
   Net asset value of shares issued to
      shareholders in reinvestment of dividends
      and distributions                                1,838,509        4,634,585
   Cost of shares reacquired                        (257,976,620)    (256,994,405)
                                                   -------------    -------------
   Net decrease in net assets from Series share
      transactions                                   (19,693,271)     (38,774,145)
                                                   -------------    -------------
Total decrease                                       (19,693,271)     (38,774,145)
NET ASSETS
Beginning of year                                    226,102,758      264,876,903
                                                   -------------    -------------
End of year                                        $ 206,409,487    $ 226,102,758
                                                   -------------    -------------
                                                   -------------    -------------

    See Notes to Financial Statements                                     13

       Special Money Market Fund, Inc.       Money Market Series
             Notes to Financial Statements

      Special Money Market Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company consisting of only the Money Market Series (the 'Series'). Investment operations of the Series commenced on January 22, 1990.

      The investment objective of the Series is high current income consistent with the preservation of principal and liquidity. The Series invests in a diversified portfolio of high quality money market securities maturing in 13 months or less. The ability of issuers of securities held by the Series to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuation:    Portfolio securities are valued at amortized
cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Directors.

      The Fund may hold up to 10% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). The restricted security held by the Fund at June 30, 2003 includes registration rights under which the Fund may demand registration by the issuer. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. The Fund amortizes premiums and accretes discounts on purchases of portfolio securities as adjustments to interest income. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Federal Income Taxes:    It is the Fund's policy to continue to meet the
requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      Dividends and Distributions:    The Fund declares daily dividends from net
investment income and net realized short-term capital gains. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in

       Special Money Market Fund, Inc.       Money Market Series
             Notes to Financial Statements Cont'd.

accordance with income tax regulations which may differ from generally accepted accounting principles.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments LLC ('PI' or 'Manager'). Pursuant to a subadvisory agreement between PI and Prudential Investment Management, Inc. ('PIM' or 'Subadviser'), PIM furnishes investment advisory services in connection with the management of the Fund. Under the subadvisory agreement, PIM, subject to the supervision of PI, is responsible for managing the assets of the Fund in accordance with its investment objective and policies. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PI is computed daily and payable monthly at an annual rate of .50% of the average daily net assets of the Fund.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C, Class B/C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A shares, pursuant to a plan of distribution (the 'Class A Plan'), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class B, Class C, Class B/C and Class Z shares of the Fund.

      Pursuant to the Class A Plan, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .125 of 1% of the average daily net assets of Class A for the year ended June 30, 2003.

      PI, PIM and PIMS are indirect wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the year ended June 30, 2003, the Fund incurred fees of approximately $266,800 for the services of PMFS. As of June 30, 2003, approximately $20,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates.

      The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately

       Special Money Market Fund, Inc.       Money Market Series
             Notes to Financial Statements Cont'd.

$24,700 in total networking fees, of which the amount relating to the services of Prudential Securities, Inc. ('PSI'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, was approximately $23,400 for the year ended June 30, 2003. As of June 30, 2003, approximately $1,600 of such fees were due to PSI. These amounts are included in transfer agent's fees and expenses in the Statement of Operations.

      Effective July 1, 2003, PSI became a division of Wachovia Securities LLC of which Prudential holds a minority interest.

Note 4. Capital
The Series offers Class A, Class B, Class C, Class B/C and Class Z shares.

      Prior to September 9, 2002 investors who held either Class B or Class C shares in the Strategic Partners funds who wished to exchange their shares for shares of the Fund received Class B/C shares of the Fund. Class B/C shares of the Fund have no front-end or back-end sales charges, and carry no 12b-1 fee. Effective September 9, 2002 investors who held Class B shares of any of the Strategic Partners funds who wish to exchange into the Fund will receive Class B shares of the Fund. Similarly, investors who held Class C shares of any of the Strategic Partners funds will receive Class C shares of the Fund. Class B and Class C shares of the Fund, like Class B/C, have no front-end or back-end charges, and carry no 12b-1 fees.

      The Strategic Partners investors who held Class B/C shares through September 9, 2002 have been grandfathered and will continue to hold those shares until they redeem.

      The Fund has authorized two billion shares of beneficial interest at $.001 par value.

      Transactions in shares of common stock (at $1 per share) were as follows:

                                                                          Shares and
Class A                                                                  Dollar Amount
--------------------------------------------------------------------     -------------
Year ended June 30, 2003:
Shares sold                                                              $   3,649,440
Shares issued in reinvestment of dividends and distributions                    14,864
Shares reacquired                                                           (3,254,307)
                                                                         -------------
Net increase (decrease) in shares outstanding                            $     409,997
                                                                         -------------
                                                                         -------------
Year ended June 30, 2002:
Shares sold                                                              $   3,080,571
Shares issued in reinvestment of dividends and distributions                    37,989
Shares reacquired                                                           (2,634,884)
                                                                         -------------
Net increase (decrease) in shares outstanding                            $     483,676
                                                                         -------------
                                                                         -------------

       Special Money Market Fund, Inc.       Money Market Series
             Notes to Financial Statements Cont'd.

                                                                          Shares and
Class B                                                                  Dollar Amount
--------------------------------------------------------------------     -------------
September 9, 2002(a) through June 30, 2003:
Shares sold                                                              $  10,155,015
Shares issued in reinvestment of dividends and distributions                    18,199
Shares reacquired                                                           (4,165,536)
                                                                         -------------
Net increase (decrease) in shares outstanding                            $   6,007,678
                                                                         -------------
                                                                         -------------
Class C
--------------------------------------------------------------------
September 9, 2002(a) through June 30, 2003:
Shares sold                                                              $   7,002,202
Shares issued in reinvestment of dividends and distributions                     8,299
Shares reacquired                                                           (4,827,739)
                                                                         -------------
Net increase (decrease) in shares outstanding                            $   2,182,762
                                                                         -------------
                                                                         -------------
Class B/C
--------------------------------------------------------------------
Year ended June 30, 2003:
Shares sold                                                              $ 212,997,652
Shares issued in reinvestment of dividends and distributions                 1,787,535
Shares reacquired                                                         (244,951,348)
                                                                         -------------
Net increase (decrease) in shares outstanding                            $ (30,166,161)
                                                                         -------------
                                                                         -------------
Year ended June 30, 2002:
Shares sold                                                              $ 209,862,639
Shares issued in reinvestment of dividends and distributions                 4,595,697
Shares reacquired                                                         (254,358,693)
                                                                         -------------
Net increase (decrease) in shares outstanding                            $ (39,900,357)
                                                                         -------------
                                                                         -------------
Class Z
--------------------------------------------------------------------
Year ended June 30, 2003:
Shares sold                                                              $   2,640,531
Shares issued in reinvestment of dividends and distributions                     9,612
Shares reacquired                                                             (777,690)
                                                                         -------------
Net increase (decrease) in shares outstanding                            $   1,872,453
                                                                         -------------
                                                                         -------------
Year ended June 30, 2002:
Shares sold                                                              $     642,465
Shares issued in reinvestment of dividends and distributions                       899
Shares reacquired                                                                 (828)
                                                                         -------------
Net increase (decrease) in shares outstanding                            $     642,536
                                                                         -------------
                                                                         -------------

------------------------------
(a) Commencement of offering of Class B and Class C shares.

       Special Money Market Fund, Inc.       Money Market Series
             Notes to Financial Statements Cont'd.

Note 5. Distributions and Tax Information
For the years ended June 30, 2003 and June 30, 2002, the tax character of dividends paid, as reflected in the Statement of Changes in Net Assets, of $2,054,917 and $5,272,727, respectively, was ordinary income.

       Special Money Market Fund, Inc.       Money Market Series
             Financial Highlights

                                                         Class A
                                  -----------------------------------------------------
                                       Year Ended June 30,          January 26, 2001(b)
                                  ------------------------------          Through
                                      2003             2002            June 30, 2001
---------------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of
period                               $  1.00          $  1.00             $  1.00
Net investment income and net
   realized gains                       .007             .019                .018
Dividends and distributions to
   shareholders                        (.007)           (.019)              (.018)
                                  -------------    -------------          -------
Net asset value, end of period       $  1.00          $  1.00             $  1.00
                                  -------------    -------------          -------
                                  -------------    -------------          -------
TOTAL RETURN(a):                         .71%            1.98%               1.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)      $ 2,574          $ 2,164             $ 1,681
Average net assets (000)             $ 2,474          $ 2,082             $   276
Ratios to average net assets:
   Expenses, including
      distribution and service
      (12b-1) fees                       .91%             .87%                .83%(c)
   Expenses, excluding
      distribution and service
      (12b-1) fees                       .78%             .74%                .70%(c)
   Net investment income                 .66%            1.87%               4.23%(c)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Commencement of offering of Class A shares.
(c) Annualized.

    See Notes to Financial Statements                                     19

       Special Money Market Fund, Inc.       Money Market Series
             Financial Highlights Cont'd.

                                                                    Class B
                                                              --------------------
                                                              September 9, 2002(b)
                                                                    Through
                                                                 June 30, 2003
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                $   1.00
Net investment income and net realized gains                            .006
Dividends and distributions to shareholders                            (.006)
                                                                  ----------
Net asset value, end of period                                      $   1.00
                                                                  ----------
                                                                  ----------
TOTAL RETURN(a):                                                         .64%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                     $  6,008
Average net assets (000)                                            $  4,394
Ratios to average net assets:(c)
   Expenses, including distribution and service (12b-1)  fees            .78%
   Expenses, excluding distribution and service (12b-1)  fees            .78%
   Net investment income                                                 .65%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b) Commencement of offering of Class B shares. (See Note 4).
(c) Annualized.

    20                                     See Notes to Financial Statements

       Special Money Market Fund, Inc.       Money Market Series
             Financial Highlights Cont'd.

                                                                    Class C
                                                              --------------------
                                                              September 9, 2002(b)
                                                                    Through
                                                                 June 30, 2003
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                $   1.00
Net investment income and net realized gains                            .006
Dividends and distributions to shareholders                            (.006)
                                                                  ----------
Net asset value, end of period                                      $   1.00
                                                                  ----------
                                                                  ----------
TOTAL RETURN(a):                                                         .64%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                     $  2,183
Average net assets (000)                                            $  1,811
Ratios to average net assets:(c)
   Expenses, including distribution and service (12b-1) fees             .78%
   Expenses, excluding distribution and service (12b-1) fees             .78%
   Net investment income                                                 .67%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b) Commencement of offering of Class C shares. (See Note 4).
(c) Annualized.

    See Notes to Financial Statements                                     21

       Special Money Market Fund, Inc.       Money Market Series
             Financial Highlights Cont'd.

                                                                    Class B/C
                                                                -----------------
                                                                   Year Ended
                                                                  June 30, 2003
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                  $    1.00
Net investment income and net realized gains                             .008
Dividends and distributions to shareholders                             (.008)
                                                                -----------------
Net asset value, end of year                                        $    1.00
                                                                -----------------
                                                                -----------------
TOTAL RETURN(a):                                                          .84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                       $ 193,130
Average net assets (000)                                            $ 236,506
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              .78%
   Expenses, excluding distribution and service (12b-1) fees              .78%
   Net investment income                                                  .84%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

    22                                     See Notes to Financial Statements

       Special Money Market Fund, Inc.       Money Market Series
             Financial Highlights Cont'd.

                      Class B/C
-----------------------------------------------------
                 Year Ended June 30,
-----------------------------------------------------
  2002         2001         2000         1999
-----------------------------------------------------
$   1.00     $   1.00     $   1.00     $   1.00
    .020         .054         .052         .047
   (.020)       (.054)       (.052)       (.047)
--------     --------     --------     --------
$   1.00     $   1.00     $   1.00     $   1.00
--------     --------     --------     --------
--------     --------     --------     --------
    2.11%        5.63%        5.32%        4.80%
$223,296     $263,196     $229,247     $320,524
$246,999     $252,744     $308,237     $330,135
     .74%         .70%         .68%         .65%
     .74%         .70%         .68%         .65%
    2.11%        5.36%        5.17%        4.71%

    See Notes to Financial Statements                                     23

       Special Money Market Fund, Inc.       Money Market Series
             Financial Highlights Cont'd.

                                                         Class Z
                                  -----------------------------------------------------
                                       Year Ended June 30,          January 26, 2001(b)
                                  ------------------------------          Through
                                      2003             2002            June 30, 2001
---------------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of
period                               $  1.00          $  1.00             $  1.00
                                  -------------    -------------          -------
Net investment income and net
   realized gains                       .008             .014                .001
Dividends and distributions to
   shareholders                        (.008)           (.014)              (.001)
                                  -------------    -------------          -------
Net asset value, end of period       $  1.00          $  1.00             $  1.00
                                  -------------    -------------          -------
                                  -------------    -------------          -------
TOTAL RETURN(a):                         .84%            1.43%                .08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)      $ 2,515             $643                 $50(d)
Average net assets (000)             $ 1,419              $83                 $50(d)
Ratios to average net assets:
   Expenses, including
      distribution and service
      (12b-1) fees                       .78%             .74%                .70%(c)
   Expenses, excluding
      distribution and service
      (12b-1) fees                       .78%             .74%                .70%(c)
   Net investment income                 .67%            1.27%               2.43%(c)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Commencement of offering of Class Z shares.
(c) Ratios presented above have been annualized from the date of the first subscription which occurred on June 7, 2001.
(d) Figure is actual and not rounded to nearest thousand.

    24                                     See Notes to Financial Statements

       Special Money Market Fund, Inc.       Money Market Series
             Report of Independent Auditors

To the Shareholders and Board of Directors of Special Money Market Fund, Inc.
Money Market Series

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Special Money Market Fund, Inc.--Money Market Series (the 'Fund') at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
August 28, 2003

       Special Money Market Fund, Inc.       Money Market Series
             Important Notice for Shareholders (Unaudited)

      We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders. Please be advised that none of the dividends paid by the Fund qualify for state tax exclusion.

       Special Money Market Fund, Inc.       Money Market Series
             Management of the Fund (Unaudited)

Information pertaining to the Directors of the Fund is set forth below. Directors who are not deemed to be 'interested persons' of the Fund as defined in the 1940 Act are referred to as 'Independent Directors.' Directors who are deemed to be 'interested persons' of the Fund are referred to as 'Interested Directors.' 'Fund Complex' consists of the Fund and any other investment companies managed by PI.

Independent Directors(2)

David E.A. Carson (69), Director since 2003(3)
Oversees 97 portfolios in Fund complex(4)
Principal occupations (last 5 years): Director (January 2000-May 2000), Chairman (January 1999-December 1999). Chairman and Chief Executive Officer (January 1996-December 1998) and President, Chairman and Chief Executive Officer (1983-December 1997) of People's Bank.
Other Directorships held: Director of United Illuminating and UIL Holdings (utility company), since 1993.

Robert E. La Blanc (69), Director since 1996(3)
Oversees 107 portfolios in Fund complex(4)
Principal occupations (last 5 years): President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications); formerly General Partner at Salomon Brothers and Vice-Chairman of Continental Telecom; Trustee of Manhattan
College.
Other Directorships held: Director of Storage Technology Corporation (since
1979) (technology), Chartered Semiconductor Manufacturing, Ltd. (since 1998) (Singapore), Titan Corporation (electronics) (since 1995), Computer Associates International, Inc. (since 2002) (software company); Director (since 1999) of First Financial Fund, Inc. and Director (since April 1999) of The High Yield Plus Fund, Inc.

Douglas H. McCorkindale (64), Director Since 2003(3)
Oversees 99 portfolios in Fund complex(4)
Principal occupations (last 5 years): Chairman (since February 2001), Chief Executive Officer (since June 2000) and President (since September 1997) of Gannett Co. Inc. (publishing and media), formerly Vice Chairman (March 1994-May
2000) of Gannett Co., Inc.
Other Directorships held: Director of Gannett Co., Inc., Director of Continental Airlines Inc. (since May 1993); Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001); Director of The High Yield Plus Fund, Inc. (since
1996).

Stephen P. Munn (61), Director since 2003(3)
Oversees 105 portfolios in Fund complex(4)
Principal occupations (last 5 years): Chairman of the Board (since 1994) and formerly Chief Executive Officer (1988-2001) and President of Carlisle Companies Incorporated.
Other Directorships held: Chairman of the Board (since January 1991) and Director (since 1988) of Carlisle Companies Incorporated (manufacturer of industrial products); Director of Gannet Co., Inc. (publishing and media).

       Special Money Market Fund, Inc.       Money Market Series
             Management of the Fund (Unaudited) Cont'd.

Richard A. Redeker (60), Director since 2003(3)
Oversees 100 portfolios in Fund complex(4)
Principal occupations (last 5 years): Formerly Management Consultant of Invesmart, Inc. (August 2001-October 2001); formerly employee of Prudential Investments (October 1996-December 1998).
Other Directorships held: None

Robin B. Smith (63), Director since 1996(3)
Oversees 107 portfolios in Fund complex(4)
Principal occupations (last 5 years): Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing), formerly Chairman and Chief Executive Officer (August 1996-December 2002) of Publishers Clearing House. Other Directorships held: Director of BellSouth Corporation (since 1992).

Stephen Stoneburn (60), Director since 1989(3)
Oversees 105 portfolios in Fund complex(4)
Principal occupations (last 5 years): President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (a publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media and Senior Vice President of Fairchild Publications, Inc. (1975-1989).
Other Directorships held: None

Clay T. Whitehead (64), Director since 1999(3)
Oversees 104 portfolios in Fund complex(4)
Principal occupations (last 5 years): President (since 1983) of National Exchange Inc. (new business development firm).
Other Directorships held: Director (since 2000) of First Financial Fund, Inc. and Director (since 2000) of The High Yield Plus Fund, Inc.

Interested Directors(1)

Robert F. Gunia (56), Director and Vice President since 1996(3)
Oversees 187 portfolios in Fund complex(4)
Principal occupations (last 5 years): Chief Administrative Officer (since June
1999) of PI; Executive Vice President and Treasurer (since January 1996) of PI; President (since April 1999) of Prudential Investment Management Services LLC
(PIMS); Corporate Vice President (since September 1997) of The Prudential Insurance Company of America; Director, Executive Vice President and Chief Administrative Officer (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; formerly Senior Vice President (March 1987-May 1999) of Prudential Securities.
Other Directorships held: Vice President and Director (since May 1989) and Treasurer (since 1999) of The Asia Pacific Fund, Inc.

       Special Money Market Fund, Inc.       Money Market Series
             Management of the Fund (Unaudited) Cont'd.

Judy A. Rice (55), Director and President since 2000(3)
Oversees 102 portfolios in Fund complex(4)
Principal occupations (last 5 years): President, Chief Executive Officer, Chief Operating Officer and Officer-in-Charge (since 2003) of PI; Director, Officer-in-Charge, President, Chief Executive Officer and Chief Operating Officer (since May 2003) of American Skandia Advisory Services, Inc.; Director, Officer-in-Charge, President, Chief Executive Officer and Chief Operating Officer (since May 2003) of American Skandia Investment Services, Inc.; Director, Officer-in-Charge, President, Chief Executive Officer and Chief Operating Officer (since May 2003) of American Skandia Fund Services, Inc.; formerly various positions to Senior Vice President (1992-1999) of Prudential Securities; and various positions to Managing Director (1975-1992) of Salomon Smith Barney; Member of Board of Governors of the Money Management Institute. Other Directorships held: None

Information pertaining to the Officers of the Fund who are not also Directors is set forth below.

Officers(2)

Marguerite E.H. Morrison (47), Chief Legal Officer and Assistant Secretary since 2003(3)
Principal occupations (last 5 years): Vice President and Chief Legal Officer--Mutual Funds and Unit Investment Trusts (since August 2000) of Prudential; Senior Vice President and Secretary (since April 2003) of PI; Senior Vice President and Secretary (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; Vice President and Assistant Secretary of PIMS (since October 2001), previously Senior Vice President and Assistant Secretary (February 2001-April 2003) of PI, Vice President and Associate General Counsel (December 1996-February 2001) of PI.

Grace C. Torres (44), Treasurer and Principal Financial and Accounting Officer since 1997(3)
Principal occupations (last 5 years): Senior Vice President (since January 2000) of PI; Senior Vice President and Assistant Treasurer (since May 2003) of American Skandia Investment Services, Inc. and American Skandia Advisory Services, Inc.; formerly First Vice President (December 1996-January 2000) of PI and First Vice President (March 1993-1999) of Prudential Securities.

Jonathan D. Shain (45), Secretary since 2001(3)
Principal occupations (last 5 years): Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2003) of American Skandia Investment Services, Inc.; Vice President and Assistant Secretary (since May 2003) of American Skandia Fund Services, Inc.; formerly Attorney with Fleet Bank, N.A. (January 1997-July 1998) and Associate Counsel (August 1994-January 1997) of New York Life Insurance Company.

       Special Money Market Fund, Inc.       Money Market Series
             Management of the Fund (Unaudited) Cont'd.

Maryanne Ryan (38), Anti-Money Laundering Compliance Officer since 2002(3) Principal occupations (last 5 years): Vice President, Prudential (since November
1998), First Vice President, Prudential Securities Inc. (March 1997-May 1998); Anti-Laundering Officer (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Marketing, Inc.

---------------------------

   1 'Interested' Director, as defined in the 1940 Act, by reason of employment with the Manager,
     (Prudential Investments LLC or PI), the Subadviser (Prudential Investment Management, Inc. or
     PIM) or the Distributor (Prudential Investment Management Services LLC or PIMS).

   2 Unless otherwise noted, the address of the Directors and Officers is c/o: Prudential
     Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

   3 There is no set term of office for Directors and Officers. The Independent Directors have adopted a retirement policy, which calls for the retirement of Directors on December 31 of the year in which they reach the age of 75. The table shows the individuals length of service as
     Directors and/or Officer.

   4 The Fund Complex of all investment companies managed by PI. Effective May 1, 2003, the Funds for which PI serves as manager include JennisonDryden Mutual Funds, Strategic Partners Funds,
     American Skandia Advisor Funds, Inc. The Prudential Variable Contract Accounts 2, 10, 11, The
     Target Portfolio Trust, The Prudential Series Fund, Inc., American Skandia Trust, and
     Prudential's Gibraltar Fund.

Additional information about the Fund's Directors is included in the Fund's Statement of Additional Information which is available without charge, upon request, by calling (800) 521-7466 or (732) 482-7555 (Calling from outside the U.S.)

FOR MORE INFORMATION

Special Money Market Fund, Inc.
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Visit our websites at:
www.jennisondryden.com
www.strategicpartners.com

DIRECTORS
David E.A. Carson
Robert F. Gunia
Robert E. La Blanc
Douglas H. McCorkindale
Stephen P. Munn
Richard A. Redeker
Judy A. Rice
Robin B. Smith
Stephen D. Stoneburn
Clay T. Whitehead

Officers
Judy A. Rice, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Marguerite E.H. Morrison, Chief Legal
   Officer and Assistant Secretary
Jonathan D. Shain, Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

MANAGER
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

INVESTMENT ADVISER
Prudential Investment Management, Inc.
Gateway Center Two
100 Mulberry Street
Newark, NJ 07102

DISTRIBUTOR
Prudential Investment
   Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

CUSTODIAN
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

TRANSFER AGENT
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Sullivan & Cromwell LLP
125 Broad Street
New York, NY 10004-2498

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL       MAY LOSE VALUE       ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR
GOVERNMENT AGENCY                                                     ANY BANK AFFILIATE

Fund Symbols    Nasdaq     CUSIP
Class A         N/A        84741P102
Class B         N/A        84741P508
Class C         N/A        84741P607
Class B/C       PBSXX      84741P201
Class Z         N/A        84741P300

MF141E          IFS-A083198

Item 2 -- Code of Ethics -- Not required in this filing

Item 3 -- Audit Committee Financial Expert -- Not required in this filing

Item 4 -- Principal Accountant Fees and Services -- Not required in this filing

Item 5 -- Reserved

Item 6 -- Reserved

Item 7 -- Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies -- Not required in this filing

Item 8 -- Reserved

Item 9 -- Controls and Procedures

          (a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

          (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 -- Exhibits

          (a)  Code of Ethics -- Not required in this filing

          (b) Certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act -- Attached hereto

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Money Market Fund, Inc.

By: /s/ Jonathan D. Shain
    ----------------------------------------------------------
    Jonathan D. Shain
    Secretary

Date: August 26, 2003


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Judy A. Rice
    ----------------------------------------------------------
    Judy A. Rice
    President and Principal Executive Officer

Date: August 26, 2003


By: /s/ Grace C. Torres
    ----------------------------------------------------------
    Grace C. Torres
    Treasurer and Principal Financial Officer

Date: August 26, 2003